The total amount of energy transported, in MWh, is as follows: (Details) - MW	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total amount of energy transported	22,340	20,259		19,401
Industrial [Member]
IfrsStatementLineItems [Line Items]
Total amount of energy transported	20,447	18,612	[1]	17,723
Commercial [Member]
IfrsStatementLineItems [Line Items]
Total amount of energy transported	1,535	1,300		1,320
Rural [Member]
IfrsStatementLineItems [Line Items]
Total amount of energy transported	44	32		17
Public Authorities [Member]
IfrsStatementLineItems [Line Items]
Total amount of energy transported	4
Concessionaires [Member]
IfrsStatementLineItems [Line Items]
Total amount of energy transported	310	315		341

[1]	Data not audited by external auditors